Long-Term Investments, Net (Details) - Schedule of Changes in Fair Value of Non-Market Equity Securities - Level 3 [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Fair Value of Non-Market Equity Securities [Line Items]
Balance at beginning of period/year	$ 25,723,869	$ 34,589,767
Additions		288,581	$ 16,228,690
Disposal	(2,152,251)
Downward adjustments	(37,678)	(10,092,729)	(6,898,549)
Foreign exchange adjustment	935,618	938,250	(2,373,929)
Balance at end of period/year	$ 24,469,558	$ 25,723,869	$ 34,589,767